Related Party Transactions (Details)			1 Months Ended	12 Months Ended			36 Months Ended
	Nov. 06, 2015 USD ($) $ / shares shares	Feb. 28, 2014 USD ($)	Mar. 31, 2014	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) entity $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) $ / shares
Related Party Transactions
Amortized deferred revenues				$ 10,435,000	$ 10,435,000	$ 11,959,000
Revenue derived from related parties in advertising and marketing services revenues				$ 138,463,000	$ 237,295,000	$ 194,860,000
Percentage of cost and operating expenses that are with related parties (as a percent)				4.40%	2.50%	2.00%
Per share purchase price (in dollars per share) | $ / shares				$ 60.79	$ 49.40		$ 49.40
Stock-based compensation expense				$ 73,828,000	$ 56,139,000	$ 32,493,000
Leju
Related Party Transactions
Amount allocated to fair value of License Agreements		$ 187,400,000
License Agreements, period of amortization of deferred revenues		10 years
Extended license agreements, period of amortization of deferred revenues			10 years
Amortized deferred revenues				10,400,000	10,400,000	$ 12,000,000
Deferred revenue				75,000,000	85,400,000		$ 85,400,000
Non-current portion of deferred revenue				$ 64,600,000	$ 75,000,000		$ 75,000,000
Agency fee, rate on related third party revenue (as a percent)				15.00%	15.00%	15.00%	15.00%
Revenue derived from related parties in advertising and marketing services revenues				$ 9,300,000	$ 4,900,000	$ 5,200,000
Receivables due from related party				1,400,000	1,400,000		$ 1,400,000
Alibaba
Related Party Transactions
Revenue derived from related parties in advertising and marketing services revenues				82,000,000	186,000,000	$ 126,000,000	381,000,000
Receivables due from related party				26,200,000	71,700,000		71,700,000
Related parties other than Leju and Alibaba
Related Party Transactions
Receivables due from related party				$ 33,300,000	$ 37,000,000		37,000,000
Percentage of total revenue that are from related parties (as a percent)				4.60%	3.90%	5.00%
Percentage of due from related parties of total net accounts receivable (as a percent)				15.80%	16.20%
Broadvision
Related Party Transactions
Number of subsidiaries entering into transaction with related party (in entities) | entity					1
Service fees to related party					$ 175,000	$ 176,000
Payable outstanding					0		$ 0
Chief executive officer
Related Party Transactions
Issuance of ordinary shares to the chief executive officer (in shares) | shares	11,000,000
Issuance of ordinary shares to the chief executive officer	$ 456,390,000				$ 456,390,000
Contractual lock-up restriction period	6 months
Per share purchase price (in dollars per share) | $ / shares	$ 41.49
Number of consecutive trading days ended May 29, 2015	30 days
Stock-based compensation expense	$ 0